The Company	12 Months Ended
Dec. 31, 2023
Company Information [Abstract]
The Company	THE COMPANY
Founded in 1999 under the laws of France, GENFIT S.A. (the "Company") is a late-stage biopharmaceutical company dedicated to the discovery and development of innovative drugs and diagnostic tools in therapeutic areas of high unmet need due in particular to the lack of effective treatments or diagnostic solutions and/or the increase in patients worldwide.
The Company focuses its research and development (R&D) efforts on the potential marketing of therapeutic and diagnostic solutions to combat certain metabolic, inflammatory, autoimmune and fibrotic diseases affecting in particular the liver (such as Primary Biliary Cholangitis or PBC) and more generally gastroenterological diseases. The head office address is : 885 Avenue Eugène Avinée – 59120 Loos, France.
The consolidated financial statements of the Company include the financial statements of GENFIT S.A. and those of its wholly-owned subsidiaries: GENFIT CORP. (U.S. subsidiary), Versantis AG (Swiss subsidiary), Versantis, Inc. (U.S. Subsidiary, liquidated prior to December 31, 2023), and GENFIT PHARMACEUTICALS SAS (French subsidiary, liquidated prior to December 31, 2022) (together referred to in these notes to the consolidated financial statements as "GENFIT" or the "Group" or “we “ or “us”). There are no non-controlling interests for any period presented herein.